Investments in Associates - Denarius Change in Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of associates [line items]
Change in fair value through profit and loss (Note 19)	$ 15,739	$ (22,824)
Company’s share of the loss from the associate	59	(12,931)
Denarius
Disclosure of associates [line items]
Beginning balance	12,369	21,367	$ 21,367
Additions	1,122	2,625
Change in fair value through profit and loss (Note 19)		(5,050)
Company’s share of the loss from the associate	(2,463)	(4,443)
Equity share of other comprehensive loss	600	(1,962)
Exchange difference		(168)
Loss on derecognition	(8,142)
Reclassification of investment	(3,486)
Ending balance	0	12,369	0
Denarius | Company's Share of Loss from the Associate
Disclosure of associates [line items]
Company’s share of the loss from the associate	(783)
Denarius | Loss on Dilution
Disclosure of associates [line items]
Company’s share of the loss from the associate	(1,680)
Denarius | Common shares
Disclosure of associates [line items]
Beginning balance	11,960	15,740	15,740
Additions	1,122	2,625
Company’s share of the loss from the associate		(4,443)
Equity share of other comprehensive loss	600	(1,962)
Loss on derecognition	(8,142)
Reclassification of investment	(3,077)
Ending balance	0	11,960	0
Denarius | Common shares | Company's Share of Loss from the Associate
Disclosure of associates [line items]
Company’s share of the loss from the associate	(783)
Denarius | Common shares | Loss on Dilution
Disclosure of associates [line items]
Company’s share of the loss from the associate	(1,680)
Denarius | Warrants
Disclosure of associates [line items]
Beginning balance	409	5,627	5,627
Change in fair value through profit and loss (Note 19)		(5,050)
Exchange difference		(168)
Reclassification of investment	(409)
Ending balance	$ 0	$ 409	$ 0